SHORT-TERM AND LONG-TERM DEBT - Long-term Debt Narrative (Details) - USD ($)			1 Months Ended	9 Months Ended
	May 04, 2018	Apr. 20, 2018	Feb. 28, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt				$ 4,408,000,000	$ 552,000,000
Three Year Term Loan
Debt Instrument [Line Items]
Debt instrument, term			3 years
Senior Notes | Senior Notes (3.90%, due 2023)
Debt Instrument [Line Items]
Debt instrument, face amount		$ 800,000,000
Total long-term debt				$ 793,000,000	0
Debt instrument, stated percentage		3.90%		3.90%
Senior Notes | Senior Notes (4.35%, due 2028)
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500,000,000
Total long-term debt				$ 1,486,000,000	0
Debt instrument, stated percentage		4.35%		4.35%
Senior Notes | Senior Notes (5.00%, due 2048)
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500,000,000
Total long-term debt				$ 1,480,000,000	0
Debt instrument, stated percentage		5.00%		5.00%
Senior Debentures
Debt Instrument [Line Items]
Undrawn balance		$ 11,000,000
Total long-term debt				$ 349,000,000	$ 349,000,000	$ 349,000,000
Debt instrument, stated percentage				7.00%	7.00%
Proceeds from unsecured debt		$ 2,530,000,000
Senior Debentures | Three Year Term Loan
Debt Instrument [Line Items]
Undrawn balance	$ 200,000,000
Debt instrument, face amount			$ 500,000,000
Proceeds from unsecured debt	$ 300,000,000
Mortgage | AXA Equitable non-recourse mortgage debt (with interest rates of 3.9%)
Debt Instrument [Line Items]
Total long-term debt				$ 0	$ 121,000,000	0
Debt instrument, stated percentage				3.90%	3.90%
Long-term debt, weighted average interest rate					3.90%
Mortgage | AXA Equitable non-recourse mortgage debt (with interest rates of 4.1%)
Debt Instrument [Line Items]
Total long-term debt				$ 0	$ 82,000,000	$ 0
Debt instrument, stated percentage				4.10%	4.10%
Long-term debt, weighted average interest rate					4.10%
Term loan facility | Three Year Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 500,000,000
Debt instrument, term				3 years
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 636,000,000